Noncontrolling Interests and Redeemable Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interest Attributable to Tax Equity Investors (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Tax Equity Investors
Noncontrolling Interest [Line Items]
NCI attributable to Tax Equity Investors	$ 42,923	$ 104,868	$ 115,186